Provision for warranty	12 Months Ended
Dec. 31, 2013
Standard Product Warranty Disclosure [Abstract]
Provision for warranty
Provision for warranty

The changes in the amount of provision for warranty are as follows:

	December 31,
	2012	2013
Balance at beginning of year	49,512	43,921
Charged to cost of sales	26,527	8,491
Deconsolidation ASMPT	—	(34,290)
Deductions	(31,948)	(9,850)
Foreign currency translation effect	(170)	(306)
Balance at end of year	43,921	7,966

Non-current portion	5,298	—
Current portion	38,623	7,966

Costs of warranty include the cost of labor, material and related overhead necessary to repair a product during the warranty period. The warranty period is usually one to two years. The Company accrues for the estimated cost of the warranty on its products shipped in the provision for warranty, upon recognition of the sale of the product. The costs are estimated based on actual historical expenses incurred and on estimated future expenses related to current sales, and are updated periodically. Actual warranty costs are charged against the provision for warranty.